CONVERTIBLE NOTES PAYABLE (Details 3)	6 Months Ended
Apr. 30, 2026 USD ($)
Short-Term Debt [Line Items]
Note Face Value	$ 192,500
Guaranteed Interest	15,400
Gross Note Balance	207,900
Original Issue Discount	(17,500)
Guaranteed Interest Charge	(15,400)
Warrant Fair Value	(81,795)
Debt Issue Costs	(10,500)
Net value of note	82,705
Derivative Liability Intrinsic Value	(183,286)
Less: Net value of note	82,705
Day 1 loss on issuance of note	(100,581)
J S C Note [Member]
Short-Term Debt [Line Items]
Guaranteed Interest	7,700
Gross Note Balance	103,950
L V Note [Member]
Short-Term Debt [Line Items]
Note Face Value	96,250
Guaranteed Interest	7,700
Gross Note Balance	103,950
Original Issue Discount	(8,750)
Guaranteed Interest Charge	(7,700)
Warrant Fair Value	(45,584)
Debt Issue Costs	(5,250)
Net value of note	36,666
Derivative Liability Intrinsic Value	(113,986)
Less: Net value of note	36,666
Day 1 loss on issuance of note	(77,320)
J S C Note [Member]
Short-Term Debt [Line Items]
Note Face Value	96,250
Original Issue Discount	(8,750)
Guaranteed Interest Charge	(7,700)
Warrant Fair Value	(36,211)
Debt Issue Costs	(5,250)
Net value of note	46,039
Derivative Liability Intrinsic Value	(69,300)
Less: Net value of note	46,039
Day 1 loss on issuance of note	$ (23,261)